Cover Page	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Trading Symbol	WIT
Title of 12(b) Security	American Depositary Shares, eachrepresented by one Equity Share, parvalue ₹2 per share
Security Exchange Name	NYSE
Entity Registrant Name	WIPRO LIMITED
Entity Central Index Key	0001123799
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	10,488,412,458
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Entity Address, Country	IN
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity File Number	001-16139
Entity Address, Address Line One	Doddakannelli
Entity Address, Address Line Two	Sarjapur Road
Entity Address, City or Town	Bengaluru
Entity Address, Postal Zip Code	560035
Entity Incorporation, State or Country Code	K7
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1180
Auditor Name	Deloitte Haskins & Sells LLP
Auditor Location	Bengaluru, Karnataka, India
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Wipro Limited and subsidiaries (the “Company”) as of March 31, 2026 and 2025, the related consolidated statements of income, comprehensive income, changes in equity, and cash flows, for each of the three years in the period ended March 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2026, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of March 31, 2026, based on criteria established in Internal Control — Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission and our report dated June 2, 2026, expressed an unqualified opinion on the Company’s internal control over financial reporting.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Address of Company Contact Person [Member]
Document Information [Line Items]
Entity Address, Country	IN
Entity Address, Address Line One	Doddakannelli
Entity Address, Address Line Two	Sarjapur Road
Entity Address, City or Town	Bengaluru
Entity Address, Postal Zip Code	560035
City Area Code	91-80
Local Phone Number	2844-0011
Contact Personnel Name	Aparna C. Iyer
Contact Personnel Fax Number	2844-0054
Contact Personnel Email Address	iyer.aparna@wipro.com